Related Party Transactions	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

During the six month ended June 30, 2015 and the year ended December 31, 2014 and 2013, the Company entered into various notes payable with shareholders of the Company (See Note 4).

On March 27, 2014 the Company entered into an operating lease agreement for office space from a shareholder of the Company (See Note 7). During the six months ended June 30, 2015 and 2014 the Company paid the related party $14,500 and $4,500 (unaudited). During the year ended December 31, 2014, the Company paid the related party $23,152.

During the six months ended June 30, 2015 and 2014(unaudited) and during the year ended December 31, 2014 and 2013, JARO Holding ApS owned by a director of the Company, provided medical consultancy services to the Company. During the six months ended June 30, 2015 and 2014 the Company recorded medical consultancy expense of $44,886 and $0, respectively. During the years ended December 31, 2014 and 2013 the Company recorded medical consultancy expense of $29,925 and $0, respectively.

In June, 2015 the Company paid DKK50.000 ($7,499) to Paseco ApS for consultancy services provided in June 2015.

During the six months ended June 30, 2015 and 2014 and during the years ended December 31, 2014 and 2013, a law firm partially owned by the Company’s Chairman of the Board of Directors provided legal services to the Company. During the six months ended June 30, 2015 and 2014 the Company recorded legal expense of $132,414 and $189,106 (unaudited), respectively. During the years ended December 31, 2014 and 2013 the Company recorded legal expense of $288,546 and $328,202, respectively. During the year ended December 31, 2013 the firm forgave $49,016 in legal services. At June 30, 2015, the Company had a payable to the firm in the amount of $349,162. At June 30, 2015, the Company had an escrow account of $1,052,989 with the Lett Law Firm